Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Standardized Measure of Discounted Future Net Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Abstract]
Future cash inflows	$ 1,086,436	$ 1,216,840
Future production costs	(453,384)	(438,653)
Future development costs	(94,156)	(94,156)
Future net cash flows	538,896	684,031
10% annual discount for estimated timing of cash flows	(331,634)	(403,413)
Standardized measure of discounted future net cash flows	$ 207,262	$ 280,618	$ 519,547